RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)		12 Months Ended
	May 13, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 05, 2020
Disclosure of transactions between related parties [line items]
Interest income (expense), net		$ (1,468,000,000)	$ (1,482,000,000)	$ (1,274,000,000)
Management fee, percent		1.25%
Management fee, quarterly percent		0.3125%
Total assets		$ 64,219,000,000	54,746,000,000
Liabilities		51,219,000,000	43,409,000,000
Brookfield Credit Agreements
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity		1,000,000,000
Parent company
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions		0	0
Deposits, classified as cash and cash equivalents		0	300,000,000
Interest income (expense), net		(4,000,000)	3,000,000	10,000,000
Base management fee expense		92,000,000	63,000,000	59,000,000
Dividends recognised as distributions to owners		$ 157,000,000	0	$ 0
Parent company | LIBOR or Bankers' Acceptance Rate
Disclosure of transactions between related parties [line items]
Basis spread on variable rate		1.50%
Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Dividends recognised as distributions to owners		$ 157,000,000	$ 0
Total assets					$ 609,000,000
Liabilities					957,000,000
Retained earnings					348,000,000
Accounts payable and other					$ 224,000,000
Expected capital commitments, amount contributed	$ 95,000,000
Gain (loss) recognized from debt restructuring	244,000,000
Entities with joint control or significant influence over entity | Cardone Industries Inc.
Disclosure of transactions between related parties [line items]
Contractual capital commitments	$ 180,000,000